SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	0 Months Ended
Dec. 31, 2013
Schedule Of Valuation And Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts
TEVA PHARMACEUTICAL INDUSTRIES LIMITED
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
Three Years Ended December 31, 2013
(U.S. $ in millions)

Column A	Column B	Column C		Column D	Column E

	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
Allowance for doubtful accounts:
Year ended December 31, 2013	$145	$44	$3	$(5)	$187
Year ended December 31, 2012	$116	$32	$5	$(8)	$145
Year ended December 31, 2011	$126	$20	$(6)	$(24)	$116

Allowance in respect of carryforward tax losses:
Year ended December 31, 2013	$726	$182	$0	$(117)	$791
Year ended December 31, 2012	$452	$384	$2	$(112)	$726
Year ended December 31, 2011	$211	$124	$198	$(81)	$452